Contract Acquisition Costs, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization related to payments for processing rights	$ 13,300,000	$ 15,900,000	$ 17,700,000
Amortization expense related to conversion costs	24,100,000	18,800,000	17,500,000
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
Impairment loss	750,000
Conversion costs
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 49,000